Income Taxes (Tables) - Predecessor	12 Months Ended
Dec. 31, 2015
Income Tax Expense (Benefit) Related to Foreign Income Taxes

The income tax expense (benefit), all of which relates to foreign income taxes, consisted of the following:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Current	$37,748	$40,122	$26,924
Deferred	2,122	(305)	997

Total	$39,870	$39,817	$27,921

Reconciliation of Statutory and Effective Income Tax Rates

A reconciliation of statutory and effective income tax rates is shown below:

		Year Ended December 31,
	2015	2014	2013
Statutory rate	0.0%	0.0%	0.0%
Effect of:
Taxes on foreign earnings	69.4	30.1	(138.7)
Settlement of prior years’ tax audits	(7.7)	(0.0)	(2.2)
Other	2.5	0.1	(0.9)

Total	64.2%	30.0%	(141.8)%

Components of Net Deferred Tax Assets and Liabilities

The components of the net deferred tax assets and liabilities were as follows:

	December 31,
	2015	2014
	(In thousands)
Deferred tax assets:
Share-based compensation	$—	$1,052
Accrued bonuses	171	1,165
Start-up costs	123	141
Deferred revenue	—	—
Loss carry-forwards	7,161	363
Other	90	6

Total deferred tax assets	7,545	2,727
Valuation allowance	(7,161)	(341)

Net deferred tax assets	384	2,386

Deferred tax liabilities:
Property and equipment	(2,868)	(2,749)

Total deferred tax liabilities	(2,868)	(2,749)

Net deferred tax liability	$(2,484)	$(363)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of our unrecognized tax benefits amount is as follows (in thousands):

Gross balance at January 1, 2015	$2,214
Additions based on tax positions related to the current year	—
Additions for tax positions of prior years	88
Reductions for tax positions of prior years	—
Expiration of statutes	(40)
Tax settlements	—

Gross balance at December 31, 2015	2,262
Related tax benefits	—

Net balance at December 31, 2015	$2,262